Joint Ventures - Narrative (Details) $ in Thousands					3 Months Ended			12 Months Ended
	May 09, 2024 USD ($)	Mar. 27, 2024 USD ($)	Dec. 19, 2023 USD ($)	Dec. 18, 2023 USD ($)	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023	Dec. 31, 2017
SQM Vitas Perú S.A.C.
Disclosure of joint ventures [line items]
Share of ownership in associates		100.00%						0.00%
Investments in joint ventures accounted for using equity method		$ 10,116
SQM Vitas Perú S.A.C. | SQM Vitas Fzco
Disclosure of joint ventures [line items]
Share of ownership in associates			50.00%
Other cash payments to acquire interests in joint ventures, classified as investing activities					$ 5,000
Pirra Lithium Pty Ltd.
Disclosure of joint ventures [line items]
Share of ownership in associates						40.00%	37.50%	40.00%
Other cash payments to acquire interests in joint ventures, classified as investing activities						$ 3,544	$ 3,544
Azure Minerals
Disclosure of joint ventures [line items]
Share of ownership in associates	50.00%							50.00%
Other cash payments to acquire interests in joint ventures, classified as investing activities	$ 356,846
Additional proportion of ownership interest in subsidiary acquired, percent	0.3057
Proportion of ownership interest in subsidiary	50.00%								19.43%
SQM Vitas Brasil | SQM Vitas Fzco
Disclosure of joint ventures [line items]
Share of ownership in associates			100.00%
Profit loss from sale of interests in associates			$ 2,600
Dividends received from joint ventures, classified as investing activities				$ 14,282
SQM Vitas Fzco
Disclosure of joint ventures [line items]
Dividends received from joint ventures, classified as investing activities								$ 12,500
Mt Holland
Disclosure of joint ventures [line items]
Proportion of ownership interest in subsidiary										50.00%
Contribution towards projects in joint operations								$ 840,900